FEDERATED HERMES FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES FIXED INCOME SECURITIES, INC. (the “Registrant”)
Federated Hermes Strategic Income Fund Class A Shares Class C Shares Class F Shares Institutional Shares Class R6 Shares (the “Fund”)

1933 Act File No. 033-43472
1940 Act File No. 811-06447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 110 on January 28, 2025.

If you have any questions on the enclosed material, please contact Mark Thompson at Mark.Thompson@FederatedHermes.com or (412) 288-4429.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary